Label	Element	Value
Global Atlantic BlackRock High Yield Portfolio
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Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust)

Class I, II and III shares

Supplement dated December 21, 2018

to the Prospectus dated April 27, 2018 (the “Prospectus”)

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I.               Effective January 1, 2019, the benchmark for the Global Atlantic BlackRock High Yield Portfolio is changed to the ICE BofAML BB-B US High Yield Constrained Index. Global Atlantic Investment Advisors, LLC (the “Adviser”) believes that the new benchmark better reflects the Fund’s investment strategy.  Accordingly, under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT STRATEGIES,” for Global Atlantic BlackRock High Yield Portfolio, the last paragraph of the Principal Investment Strategy is deleted and replaced with the following:

The Portfolio’s benchmark index is the ICE BofAML BB-B US High Yield Constrained Index. The ICE BofAML BB-B US High Yield Constrained Index contains all securities in the ICE BofAML US High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P, and Fitch, but caps issuer exposure at 2%.  Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

Please retain this Supplement for future reference.